Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Laudus Trust
Entity Central Index Key	0000832545
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Schwab Select Large Cap Growth Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Select Large Cap Growth Fund
Class Name	Schwab Select Large Cap Growth Fund
Trading Symbol	LGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Select Large Cap Growth Fund	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month period ended March 31, 2026, the fund returned 15.44%. The S&P 500
®
Index, which serves as the fund’s
regulatory index and provides a broad measure of market performance, returned 17.80%. The Russell 1000
®
Growth Index which
returned 18.81%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index. Over the 12-month reporting period, both of the fund’s active subadvisers posted positive returns.

J.P. Morgan Investment Management Inc. (JP Morgan)
underperformed its comparative index. As of March 31, 2026,
JP Morgan managed 38.9% of the fund’s net assets.
■

Detracted from total return:
●
Financials sector securities, including Fiserv, Inc. (which
was sold prior to the end of the reporting period)
●
Utilities sector securities
■

Contributed to total return:
●
Information technology sector securities, including
NVIDIA Corp.
●
Communication services sector securities
■

From an individual security perspective:
●
Eli Lilly & Co. was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return
American Century Investment Management, Inc. (American
Century) underperformed its comparative index. As of March 31,
2026, American Century managed 58.1% of the fund’s net
assets.
■

Detracted from total return:
●
Health care sector securities, including UnitedHealth
Group, Inc. (which was sold prior to the end of the reporting period)
●
Financials sector securities
■

Contributed to total return:
●
Information technology sector securities, including
NVIDIA Corp.
●
Communication services sector securities
■

From an individual security perspective:
●
Oracle Corp. was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return
Portfolio holdings may have changed
since
the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (March 31, 2016 - March 31, 2026)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
*
Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
1
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower.
These returns do not
reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund (10/10/1997)* ,1,2	15.44%	8.66%	14.94%
S&P 500 ® Index 3	17.80%	12.06%	14.16%
Russell 1000 ® Growth Index	18.81%	12.76%	16.83%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
*
Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
1
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower.
These returns do not
reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Oct. 10, 1997 [1]
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,981,000,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 13,643,986
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,981
Number of Holdings (excludes derivatives)	120
Portfolio Turnover Rate	39%
Advisory Fees Paid by the Fund	$13,643,986
Weighted Average Market Cap (millions)	$1,746,436
Price/Earnings Ratio (P/E)	33.1
Price/Book Ratio (P/B)	10.1
Long Term Capital Gain Distribution	$283,151,999

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net
Assets

Portfolio holdings may have
changed
since the report date.
The Sector/Industry classifications in this rep
ort use the
Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.